Audit Information	12 Months Ended
Dec. 31, 2024
Auditor [Table]
Auditor Name	Kreit & Chiu CPA LLP
Auditor Firm ID	6651
Auditor Location	Los Angeles, California
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Baiya International Group Inc., its subsidiaries, the variable interest entity (“VIE”), and VIE’s subsidiaries (collectively, the “Company”) as of December 31, 2024, and 2023, and the related consolidated statements of operations and comprehensive loss, changes in shareholders’ equity, and cash flow for each of the three years in the period ended December 31, 2024, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2024, and 2023, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.